Segmented Information	12 Months Ended
Mar. 31, 2025
Segmented Information [Abstract]
Segmented Information

10. Segmented Information

The Company operates in one business segment being the acquisition and exploration of exploration and evaluation assets and operates in one geographic segment being Canada. The total assets relate to exploration and evaluation assets and have been disclosed in Note 6.